Shareholders' equity (Tables)	12 Months Ended
Dec. 31, 2019
Shareholders' equity:
Schedule of issued and outstanding common shares

	Number	Dollars

Balance, December 31, 2018	43,622,136	$502,706

Issued in connection with the 2019 Offering (note 9 (a) (i))	11,179,451	104,591

Issued upon stock options exercise (note 9 (b) (i))	41,667	137

Issued upon broker warrants exercise (note 9 (b) (ii))	535,406	1,722

Balance, December 31, 2019	55,378,660	$609,156

	Number	Dollars

Balance, December 31, 2017	33,193,774	$467,253

Issued in connection with the 2018 Offering (note 9 (a) (ii))	10,233,918	35,000

Issued upon broker warrants exercise (note 9 (b) (ii))	194,444	453

Balance, December 31, 2018	43,622,136	$502,706

(i)

On September 9, 2019, the Company closed an equity offering, issuing 9,859,155 common shares from treasury at a price of $9.35 (US$7.10) per share for gross proceeds of $92,176 (US$70,000), and on September 17, 2019, the underwriters of the equity offering partially exercised their option to purchase additional common shares (over-allotment option) to purchase common shares of the Company, resulting in the issuance of an additional 1,320,296 common shares from treasury at a price of $9.40 (US$7.10) per share, for additional gross proceeds of $12,415 (US$9,374) (together, the "2019 Offering"). Share issue costs of $8,853, comprised mainly of agents' commission, legal, professional and filing fees, have been charged to the deficit.

(ii)

On December 18, 2018, the Company closed an equity offering, issuing a total of 10,233,918 common shares from treasury at a price of $3.42 per share for aggregate gross proceeds of $35,000 (the “2018 Offering”). Share issue costs of $2,972, comprised mainly of agent commission, legal, professional and filing fees of $2,585, as well as broker warrants having a fair value of $387 (refer to note 9 (b) (ii)), have been charged to the deficit.

Schedule of changes in outstanding stock options issued

		Weighted
		average
	Number	exercise price

Balance, December 31, 2018	3,220,280	$1.47
Granted (1) (2) (3)	1,548,330	5.79
Exercised	(41,667)	1.80
Balance, December 31, 2019	4,726,943	$2.88

		Weighted
		average
	Number	exercise price

Balance, December 31, 2017	2,025,834	$1.58
Granted (4) (5)	1,194,446	1.29
Balance, December 31, 2018	3,220,280	$1.47

(1)	1,015,275 stock options were granted on February 20, 2019, having an exercise price of $4.36; 895,830 stock options granted to key management personnel and 119,445 granted to other employees.
(2)	20,833 stock options were granted to other employees on August 7, 2019, having an exercise price of $11.41.
(3)	512,222 stock options were granted on November 13, 2019, having an exercise price of $8.39; 472,222 stock options granted to key management personnel and 40,000 granted to other employees.
(4)	1,152,779 stock options were granted on February 20, 2018, having an exercise price of $1.26; 1,055,558 granted to key management personnel and 97,221 granted to other employees.
(5)	41,667 stock options were granted on July 10, 2018 to other employees, having an exercise price of $2.05.

Schedule of information about stock outstanding options and exercisable options

	Options outstanding		Options exercisable
		Weighted
		average
		years to
Exercise price/share	Number	expiration	Number
$1.08	730,556	7.3	299,722
$1.26	1,152,779	8.1	230,556
$1.51	55,556	7.9	22,222
$1.80	1,152,777	2.6	1,152,777
$2.05	41,667	8.5	8,333
$3.78	16,667	2.6	16,667
$4.03	28,611	6.2	17,167
$4.36	1,015,275	9.1	—
$8.39	512,222	9.9	—
$11.41	20,833	9.6	—
	4,726,943	7.1	1,747,444

Schedule of weighted average assumptions for stock options granted

	2019 (1)	2018 (2)

Weighted average fair value of stock options at grant date	$4.72	$1.04
Weighted average share price	$5.79	$1.29
Weighted average exercise price	$5.79	$1.29
Risk-free interest rate	1.73%	2.19%
Expected volatility	100%	100%
Expected life in years	7	7
Expected dividend yield	Nil	Nil

(1)	Stock options were granted on February 20, 2019, August 7, 2019 and November 13, 2019.
(2)	Stock options were granted on February 20, 2018 and July 10, 2018.

Schedule of changes in outstanding broker warrants

	Number	Dollars

Balance, December 31, 2018	710,278	$683
Exercised – from the 2018 Offering (1)	(231,261)	(222)
Exercised – from the 2017 Offering (2)	(304,145)	(292)
Expired – from the 2017 Offering	(3,282)	(3)

Balance, December 31, 2019	171,590	$166

	Number	Dollars

Balance, December 31, 2017	501,871	$483
Issued in connection with the 2018 Offering	402,851	387
Exercised – from the 2017 Offering(3)	(194,444)	(187)

Balance, December 31, 2018	710,278	$683

(1)

In 2019, the Company issued a total of 231,261 common shares from treasury upon the exercise of a total of 231,261 broker warrants issued in connection with the 2018 Offering. As a result of their exercise, the aggregate carrying value of the broker warrants of $222, initially allocated to Other equity pending the issuance of common shares, was reclassified to Share capital.

(2)

In 2019, the Company issued a total of 304,145 common shares from treasury upon the exercise of a total of 304,145 broker warrants issued in connection with the Company's equity offering on December 12, 2017 (the "2017 Offering"). Each broker warrant issued entitled the holders to buy one common share at a price of $1.37 per share for a period of 18 months from the closing of 2017 Offering. As a result of their exercise, the aggregate carrying value of the broker warrants of $292, initially allocated to Other equity pending the issuance of common shares, was reclassified to Share capital.

(3)

On September 12, 2018, the Company issued 194,444 common shares from treasury upon the exercise of 194,444 broker warrants issued in connection with the 2017 Offering. As a result of their exercise, the carrying value of the broker warrants of $187, initially allocated to Other equity pending the issuance of common shares, was reclassified to Share capital.

Schedule of assumptions for broker warrants issued

2018 (1)

Fair value of broker warrants at grant date	$0.96
Share price	$3.42
Exercise price	$3.42
Risk-free interest rate	1.95%
Expected volatility	56%
Expected life in years	1.5
Expected dividend yield	Nil

(1)	Broker warrants issued on December 18, 2018 in connection with the 2018 Offering.

Schedule of changes in the number of deferred share units (DSU)

Number of units	2019	2018
Balance, beginning of year	181,352	60,543
Units granted (1)	53,281	120,863
Units redeemed	—	(54)
Balance, end of year	234,633	181,352
Balance of DSU liability, included in Trade and other payables	$2,302	$666

(1)	All DSUs were granted to key management personnel.